Property and Equipment	12 Months Ended
Dec. 31, 2024
Property and Equipment
Property and Equipment

3. Property and equipment

Property and equipment as of December 31, 2024 and 2023, are summarized as follows:

	December 31,	December 31,
	2024	2023
Computer equipment	$71,335	$69,200
Computer server	22,551	19,751
Mining equipment	54,325	54,325
	148,211	143,276
Less: Accumulated depreciation	(81,857)	(53,732)
Property and equipment - net	$66,354	$89,544

For the years ended December 31, 2024 and 2023, the Company recorded $28,125 and $20,960 in depreciation expense, respectively.

During the year ended December 31, 2023, the Company sold mining equipment for $20,678. As a result of the sale, the Company recorded a gain on sale of fixed assets in the amount of $20,176.